Principal Risk (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Country and Region
Total	$ 8,224,771	$ 10,462,483
Industry
Total	8,224,771	10,462,483
Pharmaceutical and biotechnology [Member]
Industry
Total	8,224,285	10,443,175
Healthcare [Member]
Industry
Total	486	19,308
United States of America [Member]
Country and Region
Total	$ 8,224,771	$ 10,462,483